UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      9/30/2012

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                57


Form 13F Information Table Value Total          $2,907,880,501
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Sep-12
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------

PerkinElmer, Inc.             Common    714046109  $  175,831,075     5,966,443    x                         5,283,710      682,733
----------------------------------------------------------

Babcock & Wilcox Company      Common    05615f102  $  154,462,407     6,064,484    x                         5,349,911      714,573
----------------------------------------------------------

VCA Antech, Inc.              Common    918194101  $  150,564,566     7,635,120    x                         6,758,378      876,742
----------------------------------------------------------

Exelis Inc.                   Common    30162A108  $  143,848,953    13,911,891    x                        12,300,780    1,611,111
----------------------------------------------------------

Bill Barrett Corporation      Common    06846N104  $  141,897,100     5,728,587    x                         5,039,537      689,050
----------------------------------------------------------

Live Nation Entertainment,
  Inc.                        Common    538034109  $  140,617,909    16,331,929    x                        14,490,257    1,841,672
----------------------------------------------------------

WPX Energy Inc.               Common    98212b103  $  136,276,581     8,214,381    x                         7,194,790    1,019,591
----------------------------------------------------------

Ralcorp Holdings              Common    751028101  $  135,947,170     1,862,290    x                         1,640,611      221,679
----------------------------------------------------------

Hanesbrands, Inc.             Common    410345102  $  127,364,968     3,995,137    x                         3,544,787      450,350
----------------------------------------------------------

Lender Processing Services,
  Inc.                        Common    52602E102  $  124,977,014     4,481,069    x                         3,885,754      595,315
----------------------------------------------------------

Tidewater Inc.                Common    886423102  $  120,457,089     2,482,116    x                         2,162,460      319,656
----------------------------------------------------------

Federated Investors, Inc.     Common    314211103  $  110,572,388     5,344,243    x                         4,636,066      708,177
----------------------------------------------------------

Penske Automotive Group, Inc. Common    70959w103  $  109,297,261     3,632,345    x                         3,030,340      602,005
----------------------------------------------------------

Calgon Carbon Corp            Common    129603106  $  101,524,241     7,094,636    x                         6,049,924    1,044,712
----------------------------------------------------------

KAR Auction Services          Common    48238T109  $   99,049,990     5,017,730    x                         4,173,852      843,878
----------------------------------------------------------

General Electric Com          Common    369604103  $   95,487,742     4,204,656    x                         4,120,893       83,763
----------------------------------------------------------

John Bean Technologies Corp.  Common    477839104  $   67,098,517     4,108,911    x                         3,429,661      679,250
----------------------------------------------------------

Cabot Microelectronics Com    Common    12709p103  $   65,372,699     1,860,350    x                         1,562,222      298,128
----------------------------------------------------------

Tyco International Ltd        Common    h89128104  $   60,958,554     1,083,515    x                         1,063,936       19,579
----------------------------------------------------------

General Motors                Common    37045v100  $   59,162,376     2,600,544    x                         2,526,989       73,555
----------------------------------------------------------

Johnson & Johnson             Common    478160104  $   57,294,806       831,444    x                           807,902       23,542
----------------------------------------------------------

Molson Coors Brewing Co Cl B
  Cl B                        Common    60871R209  $   55,541,649     1,232,889    x                         1,195,440       37,449
----------------------------------------------------------

Corning Inc.                  Common    219350105  $   55,272,751     4,203,251    x                         4,077,151      126,100
----------------------------------------------------------

Baxter International          Common    071813109  $   51,625,474       856,570    x                           829,485       27,085
----------------------------------------------------------

Georgia Gulf Corp             Common    373200302  $   49,935,609     1,378,675    x                         1,176,875      201,800
----------------------------------------------------------

Microsoft Corp                Common    594918104  $   44,911,284     1,509,116    x                         1,456,066       53,050
----------------------------------------------------------

CIRCOR International, Inc.    Common    17273k109  $   41,780,266     1,106,762    x                           880,000      226,762
----------------------------------------------------------

Zebra Technologies Cp Class A Cl A Commo989207105  $   38,517,938     1,027,419    x                           849,820      177,599
----------------------------------------------------------

Checkpoint Systems Inc        Common    162825103  $   37,342,030     4,509,907    x                         3,663,512      846,395
----------------------------------------------------------

Devon Energy Corporation      Common    25179m103  $   29,368,334       485,427    x                           467,727       17,700
----------------------------------------------------------

US Cellular Corp              Common    911684108  $   26,092,627       666,819    x                           619,429       47,390
----------------------------------------------------------

Bank of New York Mellon Corp. Common    064058100  $   24,339,120     1,076,000    x                         1,046,300       29,700
----------------------------------------------------------

ADT Corp Com (THE)-When
  Issued                      Common    00101j106  $   18,709,200       519,700    x                           509,000       10,700
----------------------------------------------------------

PharMerica Corporation        Common    71714f104  $   18,081,329     1,428,225    x                         1,194,975      233,250
----------------------------------------------------------

Ishares Russell 2000 Index
  Fund                        ETF       464287655  $   14,280,756       171,150    x                           171,150            0
----------------------------------------------------------

Ishares Trust Russell 2000
  Value Index                 ETF       464287630  $    5,567,682        75,300    x                            60,300       15,000
----------------------------------------------------------

Spdr Trust Series 1           ETF       78462F103  $    2,916,112        20,255    x                            20,255            0
----------------------------------------------------------

S&P Midcap 400 ETF            ETF       78467y107  $    2,698,800        15,000    x                            15,000            0
----------------------------------------------------------

Proshares Short 20+ Treasury  Common    74347x849  $    2,327,200        80,000    x                            80,000            0
----------------------------------------------------------

GENERAL MTRS CO JR PFD
  CNV SRB 4.75%               Preferred 37045V209  $    1,632,864        43,800    x                            41,300        2,500
----------------------------------------------------------

Post Properties 8.50%         Preferred 737464206  $    1,443,141        22,907    x                            21,907        1,000
----------------------------------------------------------

JP Morgan Chase 8.625 Pfd     Preferred 46625H621  $      886,425        33,450    x                            32,450        1,000
----------------------------------------------------------

Pebblebrook Hotal Trust
  Series A                    Preferred 70509V209  $      750,764        28,395    x                            25,195        3,200
----------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate Bd                ETF       464288513  $      650,715         7,050    x                             7,050            0
----------------------------------------------------------

Facebook Inc. CL A            Common    30303m102  $      649,800        30,000    x                            30,000            0
----------------------------------------------------------

Bank America Preferred J      Preferred 060505724  $      581,400        22,800    x                            22,800            0
----------------------------------------------------------

Forest Oil Corp NEW           Common    346091705  $      452,075        53,500    x                            53,500            0
----------------------------------------------------------

NV Energy, Inc.               Common    67073Y106  $      441,604        24,520    x                            24,520            0
----------------------------------------------------------

NextEra Energy, Inc.          Common    65339f101  $      435,976         6,199    x                             6,045          154
----------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                    Preferred 171871403  $      425,350         9,400    x                             7,400        2,000
----------------------------------------------------------

Exco Resources, Inc.          Common    269279402  $      400,500        50,000    x                            50,000            0
----------------------------------------------------------

E I Dupont                    Common    263534109  $      367,497         7,310    x                             7,310            0
----------------------------------------------------------

Constellation Brands Inc. -
  A Cl A                      Common    21036p108  $      363,129        11,225    x                            11,225            0
----------------------------------------------------------

WELLS FARGO & CO NEW
  DEP SHS SER J               Preferred 949746879  $      312,060        10,500    x                            10,500            0
----------------------------------------------------------

WALT DISNEY COMPANY           Common    254687106  $      270,473         5,174    x                             5,174            0
----------------------------------------------------------

Accuray Inc.                  Common    004397105  $      226,206        31,950    x                            31,950            0
----------------------------------------------------------

Procter & Gamble Co           Common    742718109  $      218,955         3,157    x                             3,157            0
----------------------------------------------------------


----------------------------------------------------------


----------------------------------------------------------

                TOTAL             57  SECURITIES   $2,907,880,501   133,215,623                            117,756,728   15,458,895
------------------------------------------------------------------